Business acquisition	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Business acquisition
4. Business acquisition

Travel agencies

During the year ended December 31, 2018, the Group acquired 80% of equity interests of an online travel agency to expand Tuniu’s overseas business network and further enhance the Company’s competitive position. The total purchase price of RMB20,234 including cash consideration of RMB9,852 and an accrual in the amount of RMB10,382 representing the fair value of contingent consideration to be made based on the achievement of profit target over the next four years. The fair value of the contingent cash consideration was estimated using a probability-weighted scenario analysis method. Key assumption included probabilities assigned to each scenario and a discount rate. During the year ended December 31, 2018, the Group paid RMB9,852 cash consideration. The contingent consideration is due in increments annually over the next four years.

The business acquisition was accounted for using purchase accounting. The following is the summary of the fair values of the assets acquired and liabilities assumed:

	Amount	Estimated useful lives
Net assets (including cash acquired of RMB6.4million)	5,239
Technology	4,300	9.4years
Goodwill	11,770
Deferred tax liability	(1,075)
Total consideration	20,234

During the year ended December 31, 2016, the Group acquired 100% of equity interests of an offline travel agency to further expand the Group’s overseas tourism market and promote the Group’s destination service. The total purchase price of RMB28,077, including cash consideration of RMB16,507 and an accrual in the amount of  RMB11,570 representing the fair value of contingent consideration to be made based on the achievement of certain revenue and profit target over the next four years. The fair value of the contingent cash consideration was estimated using a probability-weighted scenario analysis method. Key assumption included probabilities assigned to each scenario and a discount rate. During the year ended December 31, 2016, the Group paid RMB16,507 of the cash consideration, and made an upward adjustment of the fair value of the contingent consideration by RMB680. During the year ended December 31, 2017, the Group paid RMB3,600 of the contingent cash consideration, and made an upward adjustment of the fair value of the contingent consideration by RMB1,030. During the year ended December 31, 2018, the Group paid RMB3,600 of the contingent cash consideration, and made an upward adjustment of the fair value of the contingent consideration by RMB730. As of December 31, 2018, the carrying value of total unpaid contingent consideration was RMB6,810
 , which is expected to be paid in increments annually over the next two years.

The business acquisition was accounted for using purchase accounting. The following is the summary of the fair values of the assets acquired and liabilities assumed:

	Amount	Estimated useful lives
Net assets (including cash acquired of RMB8.3 million)	12,907
Trade names	2,464	9.5years
Non-compete agreement	3,676	6 years
Goodwill	10,565
Deferred tax liability	(1,535)
Total consideration	28,077

During the year ended December 31, 2015, the Group acquired the 90%, 100%, 75.02% and 80% of equity interests in four offline travel agencies, respectively. The Group expanded its tours market and improved its capability of direct procurement of travel related products by means of these acquisitions. The total purchase price of RMB115,498 included cash consideration of RMB100,163 and RMB15,335 representing the fair value of contingent consideration to be made based on the achievement of certain revenue and profit target over the next three to four years. During the year ended December 31, 2016, the Group paid RMB
7,973
of the cash consideration, and made an downward adjustment of the fair value of the contingent consideration by RMB1,905. During the year ended December 31, 2017, the Group paid RMB3,200 of the cash consideration, and made an upward adjustment of the fair value of the contingent consideration by RMB4,542. During the year ended December 31, 2018, the Group paid RMB3,200 of the cash consideration, and made an downward adjustment of the fair value of the contingent consideration by RMB5,972. As of December 31, 2018, the total unpaid contingent consideration was RMB19,264, which is expected to be paid in increments annually over the next one to two years.

The business acquisitions were accounted for using purchase accounting. The following is the summary of the fair values of the assets acquired and liabilities assumed:

	Amount	Estimated useful lives
Net liabilities (including the cash acquired of RMB24 million)	(59,923)
Travel licenses	25,100	20 years
Customer relationship	13,458	14.25-14.5 years
Trade names	39,170	7-14 years
Software	3,013	5 years
Non-compete agreement	1,683	3.5-5.25 years
Goodwill	133,324
Deferred tax liability	(20,606)
Noncontrolling interest	(19,721)
Total considerations	115,498

The Group measured the fair value of the trade names and travel licenses under the relief-from-royalty method. Under the methodology, fair value is calculated as the discounted cash flow savings accruing to the owner for not having to pay the royalty. Key assumptions included expected revenue attributable to the assets, royalty rates, discount rate and estimated asset lives. Customer relationships and technology were valued using the excess-earnings method, which measures the present value of the projected cash flows that are expected to be generated by the existing intangible asset after deduction of cash flows attributable to other contributory assets to realize the projected earnings attributable to the intangible asset. Key assumptions included discounted cash flow analyses, for other contributory assets, discount rate, remaining useful life, income tax amortization benefit and customer attrition rates. The Group measured the fair value of non-compete agreements based on incremental discounted cash flow analyses computed with and without the non-compete terms as described in share purchase agreement and the probability that such competition exists. The Group measured the fair value of the software under the replacement cost method.

Pro forma results of operations for all of the acquisitions described above have not been presented because they are not material to the consolidated income statements, either individually or in aggregate.